Financial Instruments - Summary of Categories of financial instruments (Detail) - USD ($) $ in Thousands	Apr. 30, 2023	Apr. 30, 2022
Financial assets
Financial assets at FVTPL	$ 14,413	$ 19,130
Amortized cost	328,024	376,986
Financial liabilities
Amortized cost	$ 123,780	$ 4,304